Condensed Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock Common [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Beginning balance at Mar. 31, 2021	$ 39,196	$ 9	$ 335,479	$ (1)	$ (296,291)	$ 0
Beginning balance, Shares at Mar. 31, 2021		8,671		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	(46)	$ 0	(46)	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		13		0
Stock-based compensation expense, shares		0		0
Stock-based compensation expense	2,256	$ 0	2,256	$ 0	0	0
Issuance of common stock from public offering, net	251	$ 0	251	$ 0	0	0
Issuance of common stock from public offering, Shares		27		0
Net loss	(11,448)	$ 0	0	$ 0	(11,448)	0
Ending balance at Mar. 31, 2022	30,209	$ 9	337,940	$ (1)	(307,739)	0
Ending balance, Shares at Mar. 31, 2022		8,711		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	0	$ 0	0	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		1		0
Stock-based compensation expense, shares		0		0
Stock-based compensation expense	660	$ 0	660	$ 0	0	0
Net loss	(3,215)	0	0	0	(3,215)	0
Ending balance at Jun. 30, 2022	27,654	$ 9	338,600	$ (1)	(310,954)	0
Ending balance, Shares at Jun. 30, 2022		8,712		0
Beginning balance at Mar. 31, 2022	30,209	$ 9	337,940	$ (1)	(307,739)	0
Beginning balance, Shares at Mar. 31, 2022		8,711		0
Net loss	(9,800)
Ending balance at Dec. 31, 2022	22,289	$ 9	339,817	$ (1)	(317,539)	3
Ending balance, Shares at Dec. 31, 2022		8,714		0
Beginning balance at Mar. 31, 2022	30,209	$ 9	337,940	$ (1)	(307,739)	0
Beginning balance, Shares at Mar. 31, 2022		8,711		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	0	$ 0	0	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		6		0
Stock-based compensation expense, shares		0		0
Stock-based compensation expense	2,377	$ 0	2,377		0	0
Net loss	(17,259)	0	0	$ 0	(17,259)	0
Unrealized gain (loss) on available-for-sale debt securities	2	$ 0	0	$ 0	0	2
Unrealized gain (loss) on available-for-sale debt securities, Shares		0		0
Ending balance at Mar. 31, 2023	15,329	$ 9	340,317	$ (1)	(324,998)	2
Ending balance, Shares at Mar. 31, 2023		8,717		0
Beginning balance at Jun. 30, 2022	27,654	$ 9	338,600	$ (1)	(310,954)	0
Beginning balance, Shares at Jun. 30, 2022		8,712		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	0	$ 0	0	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		1		0
Stock-based compensation expense, shares		0		0
Stock-based compensation expense	673	$ 0	673	$ 0	0	0
Net loss	(3,321)	0	0	0	(3,321)	0
Ending balance at Sep. 30, 2022	25,006	$ 9	339,273	$ (1)	(314,275)	0
Ending balance, Shares at Sep. 30, 2022		8,713		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	0	$ 0	0	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		1		0
Stock-based compensation expense, shares		0		0
Stock-based compensation expense	544	$ 0	544	$ 0	0	0
Net loss	(3,264)	0	0	0	(3,264)	0
Unrealized gain (loss) on available-for-sale debt securities	3	$ 0	0	$ 0	0	3
Unrealized gain (loss) on available-for-sale debt securities, Shares		0		0
Ending balance at Dec. 31, 2022	22,289	$ 9	339,817	$ (1)	(317,539)	3
Ending balance, Shares at Dec. 31, 2022		8,714		0
Beginning balance at Mar. 31, 2023	15,329	$ 9	340,317	$ (1)	(324,998)	2
Beginning balance, Shares at Mar. 31, 2023		8,717		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	0	$ 0	0	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		1		0
Stock-based compensation expense, shares		0		0
Stock-based compensation expense	475	$ 0	475	$ 0	0	0
Net loss	(4,028)	0	0	0	(4,028)	0
Ending balance at Jun. 30, 2023	11,776	$ 9	340,792	$ (1)	(329,026)	2
Ending balance, Shares at Jun. 30, 2023		8,718		0
Beginning balance at Mar. 31, 2023	15,329	$ 9	340,317	$ (1)	(324,998)	2
Beginning balance, Shares at Mar. 31, 2023		8,717		0
Net loss	(11,626)
Ending balance at Dec. 31, 2023	6,182	$ 10	342,796	$ (1)	(336,624)	1
Ending balance, Shares at Dec. 31, 2023		9,839		0
Beginning balance at Jun. 30, 2023	11,776	$ 9	340,792	$ (1)	(329,026)	2
Beginning balance, Shares at Jun. 30, 2023		8,718		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	0	$ 0	0	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		1		0
Stock-based compensation expense, shares		0		0
Stock-based compensation expense	675	$ 0	675	$ 0	0
Net loss	(3,994)	0	0	0	(3,994)	0
Unrealized gain (loss) on available-for-sale debt securities	(1)	$ 0		$ 0	0	(1)
Unrealized gain (loss) on available-for-sale debt securities, Shares		0		0
Ending balance at Sep. 30, 2023	8,456	$ 9	341,467	$ (1)	(333,020)	1
Ending balance, Shares at Sep. 30, 2023		8,719		0
Issuance of common stock under employee and director stock option, RSU and purchase plans	0	$ 0	0	$ 0	0	0
Issuance of common stock under employee and director stock option, RSU and purchase plans, Shares		119		0
Stock-based compensation expense, shares		66		0
Stock-based compensation expense	157	$ 0	157	$ 0	0
Issuance of common stock from public offering, net	1,173	$ 1	1,172	$ 0	0	0
Issuance of common stock from public offering, Shares		935		0
Net loss	(3,604)	$ 0	0	$ 0	(3,604)	0
Ending balance at Dec. 31, 2023	$ 6,182	$ 10	$ 342,796	$ (1)	$ (336,624)	$ 1
Ending balance, Shares at Dec. 31, 2023		9,839		0